Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Interest and dividend income	$ 20,283,705
Net increase in the fair value of investments	44,197,298
Other income	598,260
Total investment gain	65,079,263
Interest income on notes receivable from participants	157,420
Contributions:
Employee	9,521,765
Employer	3,625,479
Rollovers from other qualified plans	891,647
Total contributions	14,038,891
Total additions	79,275,574
Deductions from net assets attributed to:
Distributions to participants	41,952,340
Administrative expenses	241,909
Total deductions	42,194,249
Net increase in net assets available for benefits	37,081,325
Net assets available for benefits, beginning of year	391,900,042
Net assets available for benefits, end of year	$ 428,981,367